Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 9) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	R$ 17,099
Bottom of range [member]
Disclosure of fair value measurement of liabilities [line items]
Interest on expected undiscounted settlement values of liabilities	10.00%
Top of range [member]
Disclosure of fair value measurement of liabilities [line items]
Interest on expected undiscounted settlement values of liabilities	15.55%
Less Than 1 Month [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	R$ 6,451
One To Three Month [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	172
Three Months To One Year [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	803
One To Five Years [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	2,770
Over Five Years
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	6,903
Suppliers [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	6,447
Suppliers [Member] | Less Than 1 Month [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	6,361
Suppliers [Member] | One To Three Month [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	0
Suppliers [Member] | Three Months To One Year [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	86
Suppliers [Member] | One To Five Years [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	0
Suppliers [Member] | Over Five Years
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	0
Lease liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	10,652
Lease liabilities [Member] | Less Than 1 Month [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	90
Lease liabilities [Member] | One To Three Month [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	172
Lease liabilities [Member] | Three Months To One Year [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	717
Lease liabilities [Member] | One To Five Years [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	2,770
Lease liabilities [Member] | Over Five Years
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	R$ 6,903